Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions
Related Party Transactions
13.	Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, which are the directors and officers of the Company.

Compensation to key management is comprised of the following:

	2024	2023
	$	$
Management and director fees	3,316	3,233
Benefits	56	11
Share-based compensation	7,653	11,535
	11,025	14,779

As at June 30, 2024, there is $1,115 (June 30, 2023: $1,373) in Accounts payable and accrued liabilities owing to officers of the Company. Amounts due to/from the key management personnel are non-interest bearing, unsecured and have no fixed terms of repayment.

On June 17, 2022, the Company entered into a Master Services Agreement (“the MSA”) with Telescope Innovations Corp. (“Telescope”). Robert Mintak, CEO of the Company at the time and Dr. Andy Robinson, President and COO of the Company are directors of Telescope. Under the MSA, Telescope provided various research and development (“R&D”) services for the purpose of developing new technologies. The Company funded an initial project for one year under the MSA, which will aim to evaluate the use of captured CO2 in the Company’s various chemical processes, as well as investigating the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope as required. The Company incurred $1,013 (June 30, 2023: $764) of costs related to this agreement during the period ended June 30, 2024.

As at June 30, 2024, there is $53 (June 30, 2023: $115) in Accounts payable and accrued liabilities owing to Telescope. Amounts due to Telescope are non-interest bearing, unsecured and have no fixed terms of repayment.

The balances of receivables and payables with the Company’s joint ventures as of June 30, are as follows:

	2024	2023
	$	$
Accounts receivable- unconsolidated affiliates	1,160	—
Accounts payable – unconsolidated affiliates	5,472	—

As of June 30, 2024, Accounts receivable – unconsolidated affiliates was $1,160. This represents receivables from SWA Lithium and Texas Lithium for reimbursement of costs paid by the Company on behalf of these entities.

As of June 30, 2024, Accounts payable – unconsolidated affiliates was $5,472. This represents cash received from SWA Lithium and Texas Lithium and is held by the Company in a separate account and designated for working capital needs associated with SWA Lithium and Texas Lithium. The maturity of this working capital balance is May 7, 2025.